Other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Other current liabilities
Payables related to property and equipment		¥ 574,811	¥ 68,900
Salary and welfare payable		483,888	417,777
Deposits from network partners		470,642	380,776
Share unit awards payable (Note 11)			175,200
Construction deposits		30,342	37,190
Others		96,907	185,071
Total	$ 238,601	¥ 1,656,590	¥ 1,264,914